Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Summary of Operating Segments

As at and for the year ended December 31, 2020	Turkey	Canada	Greece	Romania	Brazil	Other	Total

Earnings and loss information
Revenue	$588,188	$257,267	$181,230	$—	$—	$—	$1,026,685
Production costs	201,895	78,309	164,979	—	—	—	445,183
Depreciation and amortization	111,403	83,968	51,280	—	—	—	246,651
Earnings (loss) from mine operations	$274,890	$94,990	$(35,029)	$—	$—	$—	$334,851

Other significant items of income and expense
Write-down (reversal) of assets (Note 11)	$209	$—	$40,030	$(1,579)	$—	$—	$38,660
Exploration and evaluation expenses	2,192	2,978	592	4,987	199	1,745	12,693
Income tax expense (recovery)	65,815	23,122	(8,763)	(6,081)	5,041	—	79,134

Capital expenditure information
Additions to property, plant and equipment during the period (*)	$88,894	$59,832	$42,638	$6	$2,050	$7,054	$200,474

Information about assets and liabilities
Property, plant and equipment	$762,162	$579,399	$2,027,612	$414,118	$205,432	$9,770	$3,998,493
Goodwill	—	92,591	—	—	—	—	92,591
	$762,162	$671,990	$2,027,612	$414,118	$205,432	$9,770	$4,091,084

Debt, including current portion	$—	$—	$—	$—	$—	$501,132	$501,132

As at and for the year ended December 31, 2019	Turkey	Canada	Greece	Romania	Brazil	Other	Total

Earnings and loss information
Revenue	$352,385	$125,282	$140,156	$—	$—	$—	$617,823
Production costs	137,080	50,733	147,026	—	—	—	334,839
Depreciation and amortization	63,949	47,659	41,510	—	—	—	153,118
Earnings (loss) from mine operations	$151,356	$26,890	$(48,380)	$—	$—	$—	$129,866

Other significant items of income and expense
Reversal of impairment (Note 11)	$(85,224)	$—	$—	$—	$(11,690)	$—	$(96,914)
Write-down of assets	105	—	6,177	16	—	—	6,298
Exploration and evaluation expenses	2,593	1,905	3,223	4,887	381	1,654	14,643
Income tax expense (recovery)	57,518	(2,727)	(14,305)	(1,110)	249	146	39,771

Capital expenditure information
Additions to property, plant and equipment during the period (*)	$62,887	$75,328	$39,349	$24	$3,476	$39	$181,103
Capitalized interest	—	3,848	—	—	—	—	3,848

Information about assets and liabilities
Property, plant and equipment	$791,354	$606,274	$2,067,719	$415,150	$204,419	$3,286	$4,088,202
Goodwill	—	92,591	—	—	—	—	92,591
	$791,354	$698,865	$2,067,719	$415,150	$204,419	$3,286	$4,180,793

Debt	$—	$—	$—	$—	$—	$479,732	$479,732

* Presented on an accrual basis; net of pre-commercial production proceeds and excludes asset retirement adjustments and right-of-use assets of $9,379 recognized upon the adoption of IFRS 16 on January 1, 2019.